EMPLOYEE BENEFIT PLANS (Details 16) - Colombia [Member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.60%	6.90%
Salary rate Value	7.00%	9.00%
Discount rate [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (11,179)
Effect on DBO Decrease	$ 11,938
Discount rate [Member] | Other long term benefits [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.10%
Discount rate [Member] | Other long term benefits [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.10%
Salary Level [Member] | Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 11,961
Effect on DBO Decrease	$ (11,303)
Salary Level [Member] | Other long term benefits [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	6.40%
Salary Level [Member] | Other long term benefits [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.40%